Share Capital and Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Share Capital and Equity

Series	Shares outstanding as at December 31, 2019	As converted to SVS Shares
Class A – Subordinate Voting Shares	126,001,492	126,001,492
Class B – Proportionate Subordinate Voting Shares	5,053,049	404,245,119
Class C – Multiple Voting Shares	1,276,208	1,276,208

		531,522,819